INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
	December 31,
	2016	2017

Raw materials	$5,779	$5,146
Finished products	10,554	11,417

	$16,333	$16,563